OFF-BALANCE SHEET ACTIVITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2014
OFF-BALANCE SHEET ACTIVITIES AND COMMITMENTS
OFF-BALANCE SHEET ACTIVITIES AND COMMITMENTS

NOTE 18 — OFF-BALANCE SHEET ACTIVITIES AND COMMITMENTS

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates.  Commitments may expire without being used.  Off-balance sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated.  The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

Financial instruments with off-balance sheet risk were as follows at year-end:

	2014	2013

Unused lines of credit	$88,740,793	$85,654,871
Commitments to make loans	6,177,898	3,481,833
Letters of credit	441,376	554,000

Unused lines of credit are substantially all at variable rates.  Commitments to make loans are generally made for a period of 60 days or less and are primarily fixed at current market rates ranging from 2.75% to 5.00% with maturities ranging from 1 to 30 years.